Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Patient Opportunity Trust
Class Name	Class A
Trading Symbol	LGOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-655-0324
Additional Information Website	https://patientcapitalmanagement.com/opportunity-trust
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	1.80%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.80%
Updated Performance Information Location [Text Block]	Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
Net Assets	$ 1,439,831,998
Holdings Count | $ / shares	40
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$1,439,831,998
Number of Holdings	40
Portfolio Turnover	12%

Holdings [Text Block]

Top Sectors	(%)
Consumer Discretionary	33.1%
Financials	21.1%
Communication Services	15.6%
Health Care	14.1%
Energy	10.9%
Industrials	6.0%
Information Technology	4.3%
Cash & Other	-5.1%

Top 10 Issuers	(%)
Amazon.com Inc.	6.7%
Alphabet Inc.	6.0%
Citigroup Inc.	5.7%
Expedia Group Inc.	4.8%
Energy Transfer LP	4.7%
Meta Platforms Inc.	4.4%
NVIDIA Corp.	4.3%
General Motors Co.	4.2%
IAC, Inc.	4.1%
OneMain Holdings Inc.	4.0%

Updated Prospectus Web Address	https://patientcapitalmanagement.com/opportunity-trust
Class C
Shareholder Report [Line Items]
Fund Name	Patient Opportunity Trust
Class Name	Class C
Trading Symbol	LMOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-655-0324
Additional Information Website	https://patientcapitalmanagement.com/opportunity-trust
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$134	2.57%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	2.57%
Updated Performance Information Location [Text Block]	Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
Net Assets	$ 1,439,831,998
Holdings Count | $ / shares	40
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$1,439,831,998
Number of Holdings	40
Portfolio Turnover	12%

Holdings [Text Block]

Top Sectors	(%)
Consumer Discretionary	33.1%
Financials	21.1%
Communication Services	15.6%
Health Care	14.1%
Energy	10.9%
Industrials	6.0%
Information Technology	4.3%
Cash & Other	-5.1%

Top 10 Issuers	(%)
Amazon.com Inc.	6.7%
Alphabet Inc.	6.0%
Citigroup Inc.	5.7%
Expedia Group Inc.	4.8%
Energy Transfer LP	4.7%
Meta Platforms Inc.	4.4%
NVIDIA Corp.	4.3%
General Motors Co.	4.2%
IAC, Inc.	4.1%
OneMain Holdings Inc.	4.0%

Updated Prospectus Web Address	https://patientcapitalmanagement.com/opportunity-trust
Class FI
Shareholder Report [Line Items]
Fund Name	Patient Opportunity Trust
Class Name	Class FI
Trading Symbol	LMOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-655-0324
Additional Information Website	https://patientcapitalmanagement.com/opportunity-trust
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class FI	$97	1.86%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.86%
Updated Performance Information Location [Text Block]	Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
Net Assets	$ 1,439,831,998
Holdings Count | $ / shares	40
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$1,439,831,998
Number of Holdings	40
Portfolio Turnover	12%

Holdings [Text Block]

Top Sectors	(%)
Consumer Discretionary	33.1%
Financials	21.1%
Communication Services	15.6%
Health Care	14.1%
Energy	10.9%
Industrials	6.0%
Information Technology	4.3%
Cash & Other	-5.1%

Top 10 Issuers	(%)
Amazon.com Inc.	6.7%
Alphabet Inc.	6.0%
Citigroup Inc.	5.7%
Expedia Group Inc.	4.8%
Energy Transfer LP	4.7%
Meta Platforms Inc.	4.4%
NVIDIA Corp.	4.3%
General Motors Co.	4.2%
IAC, Inc.	4.1%
OneMain Holdings Inc.	4.0%

Updated Prospectus Web Address	https://patientcapitalmanagement.com/opportunity-trust
Class I
Shareholder Report [Line Items]
Fund Name	Patient Opportunity Trust
Class Name	Class I
Trading Symbol	LMNOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-655-0324
Additional Information Website	https://patientcapitalmanagement.com/opportunity-trust
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	1.54%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.54%
Updated Performance Information Location [Text Block]	Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
Net Assets	$ 1,439,831,998
Holdings Count | $ / shares	40
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$1,439,831,998
Number of Holdings	40
Portfolio Turnover	12%

Holdings [Text Block]

Top Sectors	(%)
Consumer Discretionary	33.1%
Financials	21.1%
Communication Services	15.6%
Health Care	14.1%
Energy	10.9%
Industrials	6.0%
Information Technology	4.3%
Cash & Other	-5.1%

Top 10 Issuers	(%)
Amazon.com Inc.	6.7%
Alphabet Inc.	6.0%
Citigroup Inc.	5.7%
Expedia Group Inc.	4.8%
Energy Transfer LP	4.7%
Meta Platforms Inc.	4.4%
NVIDIA Corp.	4.3%
General Motors Co.	4.2%
IAC, Inc.	4.1%
OneMain Holdings Inc.	4.0%

Updated Prospectus Web Address	https://patientcapitalmanagement.com/opportunity-trust
Class IS
Shareholder Report [Line Items]
Fund Name	Patient Opportunity Trust
Class Name	Class IS
Trading Symbol	MVISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-655-0324
Additional Information Website	https://patientcapitalmanagement.com/opportunity-trust
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IS	$77	1.48%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.48%
Updated Performance Information Location [Text Block]	Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
Net Assets	$ 1,439,831,998
Holdings Count | $ / shares	40
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$1,439,831,998
Number of Holdings	40
Portfolio Turnover	12%

Holdings [Text Block]

Top Sectors	(%)
Consumer Discretionary	33.1%
Financials	21.1%
Communication Services	15.6%
Health Care	14.1%
Energy	10.9%
Industrials	6.0%
Information Technology	4.3%
Cash & Other	-5.1%

Top 10 Issuers	(%)
Amazon.com Inc.	6.7%
Alphabet Inc.	6.0%
Citigroup Inc.	5.7%
Expedia Group Inc.	4.8%
Energy Transfer LP	4.7%
Meta Platforms Inc.	4.4%
NVIDIA Corp.	4.3%
General Motors Co.	4.2%
IAC, Inc.	4.1%
OneMain Holdings Inc.	4.0%

Updated Prospectus Web Address	https://patientcapitalmanagement.com/opportunity-trust
Class R
Shareholder Report [Line Items]
Fund Name	Patient Opportunity Trust
Class Name	Class R
Trading Symbol	LMORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-655-0324
Additional Information Website	https://patientcapitalmanagement.com/opportunity-trust
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$108	2.06%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.06%
Updated Performance Information Location [Text Block]	Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
Net Assets	$ 1,439,831,998
Holdings Count | $ / shares	40
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$1,439,831,998
Number of Holdings	40
Portfolio Turnover	12%

Holdings [Text Block]

Top Sectors	(%)
Consumer Discretionary	33.1%
Financials	21.1%
Communication Services	15.6%
Health Care	14.1%
Energy	10.9%
Industrials	6.0%
Information Technology	4.3%
Cash & Other	-5.1%

Top 10 Issuers	(%)
Amazon.com Inc.	6.7%
Alphabet Inc.	6.0%
Citigroup Inc.	5.7%
Expedia Group Inc.	4.8%
Energy Transfer LP	4.7%
Meta Platforms Inc.	4.4%
NVIDIA Corp.	4.3%
General Motors Co.	4.2%
IAC, Inc.	4.1%
OneMain Holdings Inc.	4.0%

Updated Prospectus Web Address	https://patientcapitalmanagement.com/opportunity-trust